Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Significant Components of Company's Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2013	2012
Net operating loss carryforwards	$16,739	$14,332
Research and development credits	6,509	6,509
Federal orphan drug credits	7,228	7,228
Other	1,210	1,881

Total deferred tax assets	31,686	29,950
Valuation allowance	(31,686)	(29,950)

Net deferred tax assets	$—	$—

Schedule of Difference Between Income Tax Benefit and Computation Amount of Federal Statutory Income Tax Rate

The difference between the income tax benefit and the amount computed by applying the federal statutory income tax rate to loss before income taxes is as follows (in thousands):

	Year Ended December 31,
	2013	2012
Income tax benefit at federal statutory rate	$(7,544)	$(2,878)
State taxes (net of federal)	186	(648)
Credits	—	(662)
Other	43	(842)
Collaboration arrangement acquisition cost	5,580	—
Change in valuation allowance	1,735	5,030

Total	$—	$—